Warrants (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2016	May 31, 2016	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2015	Jan. 31, 2014
Warrants [Line Items]
Share purchase warrants outstanding and exercisable			141,414,488	130,682,120
Weighted average intrinsic value for warrants outstanding			$ 4,771		$ 0	$ 0
Warrants issued	93,887,870
Investors [Member]
Warrants [Line Items]
Warrants issued			1,750,000
Exercise price of warrants issued			$ 0.0028
Warrants term			3 years
Proceeds from issuance of warrants			$ 4,900
Minimum [Member]
Warrants [Line Items]
Weighted average exercise price	$ 0.0021
Maximum [Member]
Warrants [Line Items]
Weighted average exercise price	$ 0.0324
Warrant [Member]
Warrants [Line Items]
Warrants weighted average remaining life		3 years	3 years 11 days	3 years 6 months 18 days
Weighted average exercise price			$ 0.006	$ 0.006
Warrants issued		93,887,870
Warrant [Member] | Investors [Member]
Warrants [Line Items]
Warrants issued			12,482,369
Warrants term			3 years
Warrant [Member] | Minimum [Member] | Investors [Member]
Warrants [Line Items]
Exercise price of warrants issued			$ 0.0028
Warrant [Member] | Maximum [Member] | Investors [Member]
Warrants [Line Items]
Exercise price of warrants issued			$ 0.0053